RELATED PARTY TRANSACTIONS Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries and other benefits	$ 5.4	$ 4.0
Share-based payments	3.6	3.0
Key management personnel compensation	$ 9.0	$ 7.0